UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, Nevada  89521

 (Address of principal executive offices) (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code: (203) 622-6000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

This report is being filed late due to a lapse in the filing process.

Item 1.  Reports to Stockholders.

TFA Quantitative Fund

Class I: TFAQX

TFA Multidimensional Tactical Fund

  Class I:   TFADX

COLLABORATIVE INVESTMENT SERIES TRUST

Semi-Annual Report

June 30, 2021

(Unaudited)

1-800-869-1679

www.tfafunds.com

TFA QUANTITATIVE FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Money Market Funds
26.56%
Open-End Mutual Funds
73.44%

Sectors are categorized using Morningstar® classifications.

TFA MULTIDIMENSIONAL TACTICAL FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
2.03%
Communication Services
15.47%
Consumer Cyclical
9.32%
Consumer Defensive
3.86%
Exchange Traded Funds
20.92%
Healthcare
14.83%
Industrials
8.96%
Money Market Funds
5.48%
Technology
19.13%

Sectors are categorized using Morningstar® classifications.

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Value

MONEY MARKET FUNDS - 26.60%
1,199,732	First American Treasury Obligation Fund Class X 0.01% **	$ 1,199,732
11,385,609	Rydex Series U.S. Government Money Market Fund 0.00% **	11,385,609
TOTAL FOR MONEY MARKET FUNDS (Cost $12,585,341) - 26.60%		12,585,341

OPEN-END MUTUAL FUNDS - 73.55%
164,818	Rydex Series Trust - Nasdaq 100 Fund Investor Class *	11,609,758
170,994	Rydex Series Trust - Nova Portfolio Fund Investor Class *	23,183,391
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $33,372,724) - 73.55%		34,793,149

TOTAL INVESTMENTS, (Cost $45,958,065) - 100.15%		47,378,490

LIABILITIES LESS OTHER ASSETS, NET - (0.15)%		(70,755)

NET ASSETS - 100.00%		$47,307,735

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of June 30, 2021.

The accompanying notes are an integral part of these financial statements.

TFA MULTIDIMENSIONAL TACTICAL FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Value

COMMON STOCKS - 73.62%

Arrangement of Transportation of Freight & Cargo - 1.65%
8,160	Expeditors International of Washington, Inc.	$ 1,033,056

Beverages - 1.97%
8,300	PepsiCo, Inc.	1,229,811

Biological Products, (No Diagnostic Substances) - 4.18%
18,700	Gilead Sciences, Inc.	1,287,682
6,640	Repligen Corp. *	1,325,477
		2,613,159
Cable & Other Pay Television Services - 5.63%
1,833	Charter Communications, Inc. Class A *	1,322,418
21,800	Comcast Corp. Class A	1,243,036
35,120	Liberty Global PLC Class A (United Kingdom) *	953,859
		3,519,313
Computer Peripheral Equipment - 2.10%
5,520	Fortinet, Inc. *	1,314,809

Computer Storage Devices - 3.50%
14,400	NetApp, Inc.	1,178,208
14,240	Western Digital Corp. *	1,013,461
		2,191,669
Food & Kindred Products - 1.90%
19,000	Mondelez International, Inc. Class A	1,186,360

General Industrial Machinery & Equipment - 1.69%
1,994	Zebra Technologies Corp. Class A *	1,055,803

Hotels & Motels - 1.59%
9,600	Caesars Entertainment, Inc. *	996,000

In Vitro & In Vivo Diagnostic Substances - 1.99%
9,700	Quidel Corp. *	1,242,764

Mineral Royalty Traders - 2.03%
11,100	Royal Gold, Inc.	1,266,510

Newspapers: Publishing or Publishing & Printing - 1.97%
47,800	News Corp. Class A	1,231,806

Pharmaceutical Preparations - 6.79%
21,300	Astrazeneca PLC ADR	1,275,870
11,760	Biomarin Pharmaceutical, Inc. *	981,254
12,800	Sarepta Therapeutics, Inc. *	995,072
69,360	Viatris, Inc.	991,154
		4,243,350

The accompanying notes are an integral part of these financial statements.

TFA MULTIDIMENSIONAL TACTICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares		Value

Radio & TV Broadcasting & Communications Equipment - 2.06%
9,000	Qualcomm, Inc.	$ 1,286,370

Railroads, Line-Haul Operating - 1.80%
35,040	CSX Corp.	1,124,083

Retail-Catalog & Mail-Order Houses - 2.06%
375	Amazon.com, Inc. *	1,290,060

Search, Detection, Navigation, Guidance, Aeronautical Sys - 1.99%
8,600	Garmin Ltd. (Switzerland)	1,243,904

Semiconductors & Related Devices - 5.85%
6,500	Enphase Energy, Inc. *	1,193,595
31,120	On Semiconductor Corp. *	1,191,274
4,600	Solaredge Technologies, Inc. (Israel) *	1,271,302
		3,656,171
Services-Business Services - 2.04%
6,200	ETSY, Inc. *	1,276,208

Services-Computer Processing & Data Preparation - 1.97%
6,200	Automatic Data Processing, Inc.	1,231,444

Services-Computer Programming Services - 1.94%
15,700	Amdocs Ltd. (United Kingdom)	1,214,552

Services-Computer Programming, Data Processing, Etc. - 3.87%
449	Alphabet, Inc. Class A *	1,096,364
3,800	Facebook, Inc. Class A *	1,321,298
		2,417,662
Services-Prepackaged Software - 2.09%
7,370	Take-Two Interactive Software, Inc. *	1,304,637

Television Broadcasting Stations - 1.92%
34,200	Fox Corp. Class B	1,203,840

Transportation Services - 1.86%
532	Booking Holdings, Inc. *	1,164,064

Trucking (No Local) - 3.55%
6,880	J.B. Hunt Transport Services, Inc.	1,121,096
4,320	Old Dominion Freight Line, Inc.	1,096,416
		2,217,512
Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.87%
15,800	Henry Schein, Inc. *	1,172,202

Wholesale-Misc Durable Goods - 1.76%
2,400	Pool Corp.	1,100,784

TOTAL FOR COMMON STOCKS (Cost $44,722,463) - 73.62%		46,027,903

The accompanying notes are an integral part of these financial statements.

TFA MULTIDIMENSIONAL TACTICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - 20.93%
13,400	iShares 1-3 Year Treasury Bond ETF	$ 1,154,544
8,700	iShares 3-7 Year Treasury Bond ETF	1,135,611
9,900	iShares 7-10 Year Treasuty Bond ETF	1,143,351
8,500	iShares 20+ Year Treasury Bond ETF	1,226,975
9,672	iShares Agency Bond ETF	1,144,971
14,000	iShares iBoxx $ High Yield Corporate Bond ETF	1,232,560
9,200	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,236,112
10,400	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,169,584
11,200	iShares MBS ETF	1,212,176
9,600	iShares Tips Bond ETF	1,228,896
40,800	SPDR Bloomberg Barclays International Treasury Bond ETF	1,197,480
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $13,046,845) - 20.93%		13,082,260

MONEY MARKET FUNDS - 5.48%
2,110,076	Fidelity Government Portfolio Class I 0.01%** (a)	2,110,076
1,318,978	First American Treasury Obligations Fund Class X 0.01%**	1,318,978
TOTAL FOR MONEY MARKET FUNDS (Cost $3,429,054) - 5.48%		3,429,054

TOTAL INVESTMENTS (Cost $61,198,362) - 100.03%		62,539,217

LIABILITIES LESS OTHER ASSETS, NET - (0.03)%		(20,730)

NET ASSETS - 100.00%		$62,518,487

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of June 30, 2021.

(a) All or a portion of this security is held as collateral. Total value of collateral is $2,110,076 representing 3.38% of net assets.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

TFA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2021 (UNAUDITED)

	TFA Quantitative Fund	TFA Multidimensional Tactical Fund
Assets:
Investments in Securities at Value (Cost $45,958,065 and $61,198,362, respectively)	$ 47,378,490	$ 62,539,217
Deposit with Broker for Securities Sold Short	-	69,134
Receivables:
Dividends and Interest	17	23,327
Shareholder Subscriptions	62,746	63,889
Prepaid Expenses	7,317	8,605
Total Assets	47,448,570	62,704,172
Liabilities:
Payables:
Administrative Fees	7,713	10,174
Due to Advisor	50,131	66,135
Due to Custodian	801	993
Transfer Agent and Accounting Fees	3,825	4,129
Shareholder Redemptions	64,949	89,276
Trustee Fees	1,333	2,027
Accrued Expenses	12,083	12,951
Total Liabilities	140,835	185,685

Net Assets	$ 47,307,735	$ 62,518,487

Net Assets Consist of:
Paid In Capital	$ 40,994,473	$ 57,285,293
Distributable Earnings	6,313,262	5,233,194
Net Assets	$ 47,307,735	$ 62,518,487

Class I:

Net Assets	$ 47,307,735	$ 62,518,487
Shares outstanding (unlimited number of shares authorized with no par value)	4,007,783	5,581,604
Net Asset Value Per Share	$ 11.80	$ 11.20

The accompanying notes are an integral part of these financial statements.

TFA FUNDS

STATEMENTS OF OPERATIONS

For the six months ended JUNE 30, 2021 (Unaudited)

	TFA Quantitative Fund	TFA Multidimensional Tactical Fund
Investment Income:
Dividends	$ -	$ 245,140
Interest	192	1,018
Total Investment Income	192	246,158

Expenses:
Advisory Fees	283,580	376,284
Administration Fees	76,414	101,392
Transfer Agent and Accounting Fees	22,912	25,250
Audit Fees	6,500	6,500
Registration Fees	13,184	13,802
Legal Fees	5,333	3,733
Custody Fees	5,060	16,635
Shareholder Servicing Fees	20,399	28,534
Trustee Fees	4,012	6,305
Printing and Mailing Expense	4,251	3,973
Interest on Securities Sold Short	-	9,798
Miscellaneous Fees	4,307	5,138
Total Expenses	445,952	597,344
Less Fees Waived by the Administrator	(32,786)	(43,502)
Net Expenses	413,166	553,842

Net Investment Loss	(412,974)	(307,684)

Realized Gain on:
Investments	2,277,880	2,923,510
Securities Sold Short	-	2,325
Net Realized Gain on Investments and Securities Sold Short	2,277,880	2,925,835

Net Change in Unrealized Appreciation on:
Investments	163,839	4,958
Net Change in Unrealized Appreciation on Investments	163,839	4,958

Realized and Unrealized Gain on Investments and Securities Sold Short	2,441,719	2,930,793

Net Increase in Net Assets Resulting from Operations	$ 2,028,745	$ 2,623,109

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Period Ended *
	6/30/2021	12/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (412,974)	$ (370,914)
Net Realized Gain on Investments	2,277,880	5,292,817
Net Change in Unrealized Appreciation on Investments	163,839	1,256,586
Net Increase in Net Assets Resulting from Operations	2,028,745	6,178,489

Distributions to Shareholders from:
Class I	-	(1,893,972)
Total Distributions	-	(1,893,972)

Capital Share Transactions:
Proceeds from Shares Sold	11,765,483	45,583,540
Proceeds from Reinvestment of Distributions	-	1,893,839
Cost of Shares Redeemed	(7,900,729)	(10,347,660)
Net Increase from Capital Shares Transactions	3,864,754	37,129,719

Total Increase	5,893,499	41,414,236

Net Assets
Beginning of Period	41,414,236	-

End of Period	$ 47,307,735	$41,414,236

* For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

The accompanying notes are an integral part of these financial statements.

TFA MULTIDIMENSIONAL TACTICAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Period Ended *
	6/30/2021	12/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (307,684)	$ (157,087)
Net Realized Gain on Investments	2,923,510	4,037,915
Net Realized Gain on Securities Sold Short	2,325	7,063
Net Change in Unrealized Appreciation on Investments	4,958	1,335,897
Net Increase in Net Assets Resulting from Operations	2,623,109	5,223,788

Distributions to Shareholders from:
Class I	-	(2,613,703)
Total Distributions	-	(2,613,703)

Capital Share Transactions:
Proceeds from Shares Sold	14,433,022	59,965,114
Proceeds from Reinvestment of Distributions	-	2,613,541
Cost of Shares Redeemed	(8,661,322)	(11,065,062)
Net Increase from Capital Shares Transactions	5,771,700	51,513,593

Total Increase	8,394,809	54,123,678

Net Assets
Beginning of Period	54,123,678	-

End of Period	$62,518,487	$ 54,123,678

* For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		For the
	Ended		Period Ended (a)
	6/30/2021		12/31/2020

Net Asset Value at Beginning of Period	$ 11.29		$ 10.00

Income From Investment Operations:
Net Investment Loss * (d)	(0.11)		(0.11)
Net Gain on Securities (Realized and Unrealized)	0.62		1.92
Total from Investment Operations	0.51		1.81

Distributions:
Net Investment Income	-		-
Realized Gains	-		(0.52)
Total from Distributions	-		(0.52)

Net Asset Value, at End of Period	$ 11.80		$ 11.29

Total Return **	4.52%	(c)	18.13%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 47,308		$ 41,414
Before Waivers
Ratio of Expenses to Average Net Assets (e)	2.04%	(b)	2.06%	(b)
Ratio of Net Investment Loss to Average Net Assets (d)	(1.89)%	(b)	(1.83)%	(b)
After Waivers
Ratio of Expenses to Average Net Assets (e) (f)	1.89%	(b)	1.91%	(b)
Ratio of Net Investment Loss to Average Net Assets (d) (f)	(1.89)%	(b)	(1.68)%	(b)
Portfolio Turnover	1093.56%	(c)	963.53%	(c)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b) Annualized.

(c) Not Annualized.

(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(e) Does not include expenses of the investment companies in which the Fund invests.

(f) The Administrator has voluntarily waived 0.15% for the period ended June 30, 2021 and December 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.

TFA MULTIDIMENSIONAL TACTICAL FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		For the
	Ended		Period Ended (a)
	6/30/2021		12/31/2020

Net Asset Value at Beginning of Period	$ 10.72		$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss * (e)	(0.06)		(0.04)
Net Gain on Securities (Realized and Unrealized)	0.54		1.28
Total from Investment Operations	0.48		1.24

Distributions:
Net Investment Income	-		-
Realized Gains	-		(0.52)
Total from Distributions	-		(0.52)

Net Asset Value, at End of Period	$ 11.20		$ 10.72

Total Return **	4.48%	(c)	12.48%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 62,518		$ 54,124
Before Waivers
Ratio of Expenses to Average Net Assets (d)(f)	2.06%	(b)	2.04%	(b)
Ratio of Net Investment Loss to Average Net Assets (e)	(0.75)%	(b)	(0.75)%	(b)
After Waivers
Ratio of Expenses to Average Net Assets (d)(f)(g)	1.91%	(b)	1.89%	(b)
Ratio of Net Investment Loss to Average Net Assets (e)(g)	(0.60)%	(b)	(0.60)%	(b)
Portfolio Turnover	1087.64%	(c)	934.35%	(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b) Annualized.

(c) Not Annualized.

(d) Includes interest expense on securities sold short of 0.03% and 0.02% for the period ended June 30, 2021 and May 18, 2020 (commencement of investment operations) through December 31, 2020, respectively.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g) The Administrator has voluntarily waived 0.15% for the period ended June 30, 2021 and December 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2021 (UNAUDITED)

1.  ORGANIZATION

The TFA Quantitative Fund (“Quantitative Fund”) and the TFA Multidimensional Tactical Fund (“Multidimensional Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated July 26, 2017 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Funds are each one of multiple series currently authorized by the Trust. The investment adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The sub-adviser to the Quantitative Fund is Potomac Advisors, Inc. and the sub-adviser to the Multidimensional Fund is Preston Wealth Advisors, LLC (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Each Fund offers two classes of shares: Class A shares and Class I shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Funds.  Currently, Class A shares are not issued for either Fund.

The investment objective of each Fund is to seek capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the appropriate country’s rules and tax rates.

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on each Fund’s 2020 tax returns. The Funds identify their major tax jurisdiction as U.S. federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2021, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

SHORT SALES: The Multidimensional Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the classes of shares of each Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: Each Fund’s NAV is calculated once daily for each class of shares, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets for each class, are divided by the total number of shares outstanding for each class, to determine the NAV of each share.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks and exchange traded funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are generally priced at the ending NAV per share provided by the service agent of the fund.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of June 30, 2021, by major security type:

Quantitative Fund
Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Open-End Mutual Funds	$ 34,793,149	$ -	$ -	$ 34,793,149
Money Market Funds *	12,585,341	-	-	12,585,341
Total	$ 47,378,490	$ -	$ -	$ 47,378,490

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Multidimensional Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 46,027,903	$ -	$ -	$ 46,027,903
Exchange Traded Funds	13,082,260	-	-	13,082,260
Money Market Fund	3,429,054	-	-	3,429,054
Total	$ 62,539,217	$ -	$ -	$ 62,539,217

During the six months ended June 30, 2021, there were no transfers between Level 3 in the Funds. The Funds did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a management agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of each Fund. The Adviser delegates day-to-day management of the Funds assets to the Sub-Advisers. The Adviser is responsible for the overall management of the Funds, supervision of the Sub-Advisers, and for determining the amount of each Fund’s assets that the sub-adviser will manage. The Adviser, not the Funds, pays each Sub-Adviser.

The Agreement continues for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short,

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.20% of the average daily net assets attributable to the Class A shares and 1.95% for the Class I shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

For the six months ended June 30, 2021, the Adviser earned $283,580 in advisory fees from the Quantitative Fund.  At June 30, 2021, the Quantitative Fund owed the Adviser $50,131 for advisory fees.

For the six months ended June 30, 2021, the Adviser earned $376,284 in advisory fees from the Multidimensional Fund.  At June 30, 2021, the Fund owed the Adviser $66,135 for advisory fees.

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an Administration and Compliance Agreement with Collaborative Fund Services, LLC (“CFS”). CFS serves as the Funds’ Administrator and provides compliance services to the Funds.  CFS is paid an annual fee of 0.35% of the Funds’ average daily net assets.  Greg Skidmore is the President of CFS, and is also an Interested Trustee. CFS contracted with Empirical Administration, LLC (“Empirical”) to assist with Fund administration and compliance services. Brandon Pokersnik is the owner/President of Empirical, and also an employee of MSS, the Funds’ transfer agent. Mr. Pokersnik also serves as an officer of the Trust. See the Trustee and Officer table for more information.

For the six months ended June 30, 2021, CFS earned $76,414 for administration services from the Quantitative Fund, and voluntary waived $32,786. At June 30, 2021, the Quantitative Fund owed CFS $7,713.

For the six months ended June 30, 2021, CFS earned $101,392 for administration services Multidimensional Fund, and voluntary waived $43,502. At June 30, 2021, the Fund owed CFS $10,174.

TRANSFER AGENT AND FUND ACCOUNTANT: Brandon Pokersnik, the Funds’ CCO and Secretary is an employee of Mutual Shareholder Services, LLC (“MSS”), the Funds’ transfer agent and fund accountant.  MSS receives an annual fee from the Funds of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Funds based on the average net assets of each Fund.

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

5.  DISTRIBUTION (12B-1) PLAN AND SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares with Arbor Court Capital, LLC (“Arbor Court”). Pursuant to the Distribution Plan, each Fund compensates Arbor Court for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares.  The Distribution Plan provides that a Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant.  Currently the Distribution Plan is not activated.

Shareholder servicing fees may be in addition to the Rule 12b-1 fees and any sales charges. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs.

6.  INVESTMENT TRANSACTIONS

Quantitative Fund

For the six months ended June 30, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Quantitative Fund aggregated $272,194,685 and $279,601,842, respectively.

Multidimensional Fund

For the six months ended June 30, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Multidimensional Fund aggregated $541,107,757 and $526,510,343, respectively.

7.  CAPITAL SHARE TRANSACTIONS

At June 30, 2021, there were unlimited shares authorized at no par value for the Funds.

The following table summarizes transactions in capital for the period:

	January 1, 2021 through June 30, 2021		May 18, 2020 (commencement of investment operations) through December 31, 2020
Quantitative Fund
Class I
	Shares	Amount	Shares	Amount
Shares Sold	1,022,828	$ 11,765,483	4,466,041	$ 45,583,540
Shares Reinvested	-	-	168,191	1,893,839
Shares Redeemed	(682,126)	(7,900,729)	(967,151)	(10,347,660)
Net Increase	340,702	$ 3,864,754	3,667,081	$ 37,129,719

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

	January 1, 2021 through June 30, 2021		May 18, 2020 (commencement of investment operations) through December 31, 2020
Multidimensional Fund
Class I
	Shares	Amount	Shares	Amount
Shares Sold	1,331,446	$ 14,433,022	5,852,152	$ 59,965,114
Shares Reinvested	-	-	245,865	2,613,541
Shares Redeemed	(797,641)	(8,661,322)	(1,050,218)	(11,065,062)
Net Increase	533,805	$ 5,771,700	5,047,799	$ 51,513,593

8.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.  TAX MATTERS

Quantitative Fund

For federal income tax purposes, the cost of investments owned at June 30, 2021 is $45,958,065. As of June 30, 2021, the gross unrealized appreciation on a tax basis totaled $1,420,425 and the gross unrealized depreciation totaled $0 for a net unrealized appreciation of $1,420,425.

Multidimensional Fund

For federal income tax purposes, the cost of investments owned at June 30, 2021 is $61,198,362. As of June 30, 2021, the gross unrealized appreciation on a tax basis totaled $1,847,734 and the gross unrealized depreciation totaled $506,879 for a net unrealized appreciation of $1,340,855.

For the six months ended June 30, 2021, the Quantitative Fund and the Multidimensional Fund did not pay a distribution.

During the period May 18, 2020 (commencement of investment operations) through December 31, 2020, the Quantitative Fund paid a short-term capital gain distribution of $0.52172 per share for a total of $1,893,972.

During the period May 18, 2020 (commencement of investment operations) through December 31, 2020, the Multidimensional Fund paid a short-term capital gain distribution of $0.52394 per share for a total of $2,613,703.

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes.

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Each Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2020, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Quantitative Fund
Undistributed Capital Gains	$ 997,899
Undistributed Ordinary Income	2,147,503
Net unrealized appreciation	1,139,115
Total	$ 4,284,517

Multidimensional Fund
Undistributed Ordinary Income	$ 1,817,858
Net unrealized appreciation	792,228
Total	$ 2,610,086

As of December 31, 2020, there were no permanent book/tax differences for the Funds.

10.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2021, TD Ameritrade, Inc. held 93% of the voting securities of the Quantitative Fund, and 92% of the voting securities of the Multidimensional Fund and may be deemed to control the Funds.

11.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has concluded these changes do not have a material impact on the Funds’ financial statements and disclosures.

12. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Quantitative Fund currently invests a significant portion of its assets in the Rydex Series Trust – Nasdaq 100 Fund Investor Class and Nova Portfolio Fund Investor Class (“Rydex”). The Quantitative Fund may redeem its investment from Rydex at any time if the Adviser determines that it is in the best interest of the Quantitative Fund and their shareholders to do so. The performance of the Quantitative Fund will be directly affected

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

by the performance of Rydex. The financial statements of the Rydex, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Quantitative Fund’s financial statements. As of June 30, 2021, the percentage of the Quantitative Fund’s net assets invested in Rydex Series Trust – Nasdaq 100 Fund Investor Class and Nova Portfolio Fund Investor Class was 24.54% and 49.01%, respectively.

13.  MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

14.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no other events requiring disclosure or recognition.

TFA FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six month period, January 1, 2021 through June 30, 2021.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Quantitative Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,045.17	$9.58
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.42	$9.44

* Expenses are equal to the Fund's annualized expense ratio of 1.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TFA FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Multidimensional Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,044.78	$9.68
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.32	$9.54

* Expenses are equal to the Fund's annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TFA FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2021 (UNAUDITED)

 PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-800-869-1679, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-800-869-1679.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request by calling 1-800-869-1679 or referring to the SEC's web site at www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended December 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

TFA FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

Nature, Extent and Quality of Service. The Board noted that TFA was founded in 2018 and was registered with the SEC as an investment adviser with approximately $163 million in assets under management. They reviewed the professional backgrounds of the key personnel who would be responsible for advising the Funds and took into consideration their education and financial industry experience. The Board discussed the adviser’s investment process, observing that the adviser utilized an active management strategy. They discussed the adviser’s oversight of each sub-adviser’s compliance program, investment activities, and other risk characteristics. The Board observed that the adviser had sufficient resources to service the Funds, and concluded that the adviser was expected to provide high quality service to each Fund and its shareholders

Performance.  The Board noted that although the Funds were not operational and without historical performance, TFA would implement many of the same successful methods employed by TFA for the other funds that it advised. The Board review and considered the performance of other funds advised by TFA, noting that the funds delivered solid performance since their inception in June 2019. After a discussion, the Board concluded that TFA was qualified, and should be allowed the opportunity, to advise the Funds.

Fees and Expenses.

TFA Quantitative Fund. The Board noted the Fund’s objective and reviewed the proposed advisory fee of 1.30% with a net expense ratio of 1.95, and 2.20%, for Class I and Class A shares, respectively. They further noted that the Fund’s management fee was slightly higher than the peer group average of 1.25% however, the Fund’s net expense ratio was lower than the Fund’s peer group average of 2.42%. They commented that the Fund was expected to be smaller than its peers in its early stages, and initial expenses would be higher than most of its peers. They noted the adviser’s management fee was within the range of peer group fees. The Board discussed the adviser’s expense limitation agreement, acknowledging that TFA agreed to an expense limitation agreement of 1.95% and 2.20% for Class I and Class A shares, respectively. The Board concluded that TFA’s fees and expenses on behalf of the Fund were not unreasonable.

TFA Multidimensional Tactical Fund. The Board reviewed the Fund’s investment objective, noting that the Fund seeks capital growth. They considered the Fund’s proposed advisory fee of 1.30% and net expense ratio of 1.95% and 2.20% for Class I and Class A shares, respectively. The Board acknowledged that the Fund’s management fee and net expense ratios were higher than its peer group average of 1.13% and 1.70%, respectively. The Board discussed the adviser’s explanation for the higher fees, noting that the adviser attributed the higher management and net expense ratios to the Fund’s investment strategy, which is similar to investment strategies utilized by private funds. They further noted the adviser’s management fee and net expense ratio were within the range of its peer group. The Board concluded that TFA’s fees and expenses with respect to the Fund were not unreasonable.

TFA FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Profitability. The Board reviewed a profitability analysis provided by TFA and considered whether the amount of profits earned were a fair entrepreneurial profit. The Board noted that with respect to the Funds, TFA anticipated realizing a solid profit in connection with its relationship with the Funds. Mr. Davalla further noted that the profitability analysis was based on each Fund having $100 million in assets in year one and $150 million in assets in year two. After discussion, they agreed that such profits were reasonable in in terms of both actual dollars and percentage of revenue in light of the effort required to maintain and supervise the effectiveness of the Funds’ and actively managed investment program. The Board concluded that TFA’s profits realized with respect to the Funds were not excessive.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Funds. They noted that based on each Fund’s projected asset size and profit level, the absence of breakpoints was acceptable at this time. The Board discussed TFA’s position on breakpoints and agreed to monitor each Fund’s asset levels and revisit the matter as the Funds continue to grow.

Conclusion. Having requested and received such information from TFA as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Funds’ and its future shareholders.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE (CONTINUED)

COLLABORATIVE INVESTMENT SERIES TRUST

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

    market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Potomac Advisors, Inc.

Preston Wealth Advisors, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Fund Administrator

Collaborative Fund Services, LLC

This report is provided for the general information of TFA Quantitative Fund and TFA Multidimensional Tactical Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: February 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: February 9, 2022

By /s/ Adam Snitkoff

     Adam Snitkoff

     Treasurer/Chief Financial Officer/Principal Accounting Officer of the Trust

Date: February 9, 2022